Note 5. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Nov. 30, 2012	May 31, 2012
Deferred Tax Assets, Operating Loss Carryforwards	$ 48,000	$ 28,500
Deferred Tax Assets, Valuation Allowance	(48,000)	(28,500)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0